Related Party Transactions - Schedule of Related Parties had Transactions (Details)	12 Months Ended
Dec. 31, 2024
Dandan Liu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Feng Zhang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Chief Financial Officer (“CFO”)
Caifen Zou [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Independent director of TDH Holding, Inc.
Qiu Li [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Independent director of TDH Holding, Inc.
Owens Meng [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Independent director of TDH Holding, Inc.
Xue Jiang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Executive Director and Manager of QD Pet Food
Shanghai Yuanhong Health Management Consulting Co., Ltd. [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Xue Jiang serves as the Executive Director and holds 100% of the shares; Long He serves as the Supervisor.
Yulan Li [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Executive Director and Manager of Beijing Jingshi Space, holding 40% of the shares
Kai Wang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Executive Director and Manager of Beijing Ruihe
Fan Wu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Executive Director and Manager of Beijing Ruihe Space